Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Common Stock Class A		Common Stock Class B		Additional Paid-in Capital	Statutory Reserve	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Jun. 30, 2022		$ 799,499	[1]	$ 612,720	[1]	$ 14,499,213	$ 624,097	$ (7,085,470)	$ 1,044,856	$ 10,494,915
Balance (in Shares) at Jun. 30, 2022	[1]	4,996,874		3,829,500
Employee common share options			[1]		[1]	102,783				102,783
Net income/(loss)			[1]		[1]			1,751,170		1,751,170
Issuance of new shares		$ 240,000	[1]		[1]	4,193,552				4,433,552
Issuance of new shares (in Shares)		1,500,000	[1]
Foreign currency translation adjustment			[1]		[1]				(1,238,224)	(1,238,224)
Balance at Jun. 30, 2023		$ 1,039,499	[1]	$ 612,720	[1]	18,795,548	624,097	(5,334,300)	(193,368)	15,544,196
Balance (in Shares) at Jun. 30, 2023	[1]	6,496,874		3,829,500
Net income/(loss)			[1]		[1]			(2,272,297)		(2,272,297)
Issuance of new shares		$ 107,998	[1]		[1]	1,161,408				1,269,406
Issuance of new shares (in Shares)		674,984	[1]
Foreign currency translation adjustment			[1]		[1]				839,409	839,409
Balance at Jun. 30, 2024		$ 1,147,497	[1]	$ 612,720	[1]	19,956,956	624,097	(7,606,597)	646,041	15,380,714
Balance (in Shares) at Jun. 30, 2024	[1]	7,171,858		3,829,500
Net income/(loss)			[1]		[1]			1,194,497		1,194,497
Issuance of new shares		$ 156,809	[1]		[1]	568,666				725,475
Issuance of new shares (in Shares)		980,052
Foreign currency translation adjustment			[1]		[1]				(1,879,027)	(1,879,027)
Balance at Jun. 30, 2025		$ 1,304,306	[1]	$ 612,720	[1]	$ 20,525,622	$ 624,097	$ (6,412,100)	$ (1,232,986)	$ 15,421,659
Balance (in Shares) at Jun. 30, 2025	[1]	8,151,910		3,829,500

[1]	Retrospectively restated for effect of 1-for-4 reverse split on October 2020 and 1-for-2 reverse split on August 8, 2022 of the ordinary shares, see Note 16.